Significant accounting policies - Schedule of estimated useful lives of property and equipment (Details)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Computer equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Computer equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Over the lease period	Over the lease period